Stock Incentive Plans - Employee Stock Purchase Plan (Narrative) (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized and reserved for future issuance (in shares)	12,794,858		12,794,858		90,367,632
Stock based compensation expense	$ 1,591,000	$ 3,783,000	$ 3,022,000	$ 6,059,000	$ 25,778,000	$ 11,194,000	$ 7,720,000
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized and reserved for future issuance (in shares)	45,795		45,795		4,982,098			5,769
Stock based compensation expense	$ 0	$ 100,000	$ 0	$ 100,000	$ 100,000	$ 100,000